PENSION AND OTHER POSTRETIREMENT BENEFITS - Weighted-Average Assumptions for Determining Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
U.S.
Weighted average assumptions used to determine net periodic cost
Discount rate	2.20%	2.89%	3.73%
Company's contributions to the defined benefit plan in the next fiscal year	$ 7.1
International
Weighted average assumptions used to determine net periodic cost
Discount rate	1.26%	1.66%	2.39%
Expected return on assets	2.61%	2.79%	3.38%
Compensation rate increase	2.15%	2.21%	2.23%
Company's contributions to the defined benefit plan in the next fiscal year	$ 13.5